Balance Sheets (9-month periods unaudited) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013		Dec. 31, 2012		Dec. 31, 2011
Investments
Debt securities, available for sale, at fair value	$ 6,793	[1]	$ 8,574	[2]	$ 51,324	[3]
Policy loans	111		110		2,339
Other invested assets			7		15
Total investments	6,904		8,691		53,678
Cash and cash equivalents	12,955		4,926		3,853
Accrued investment income	78		73		569
Reinsurance recoverable from affiliate	26,413		26,391
Assets on deposit	28,769
Premiums receivable, net	34		34		45
Net deferred tax asset	814		1,203		3,485
Receivable from affiliate	4,636		2,085
Other assets and receivables	208		226		33
Federal income taxes recoverable from affiliate	1,568		3,776		2,585
Total assets	82,379		47,405		64,248
Liabilities
Claim and policy benefit reserves - life and health	23,660		24,112		23,974
Policyholder account balances	32,504		3,797		3,885
Unearned premiums	5		4		53
Payables to affiliates	2,885		216		160
Accounts payable and other liabilities	4,351		152		140
Total liabilities	63,405		28,281		28,212
Commitments and contingencies		[4]		[4]		[4]
Stockholder's equity
Common stock	5,000		5,000		5,000
Additional paid in capital	10,500		10,500		28,500
Accumulated other comprehensive income, net of tax	294	[5]	423	[6]	2,687	[7]
Retained earnings (deficit)	3,180		3,201		(151)
Total stockholder's equity	18,974		19,124		36,036
Total liabilities and stockholder's equity	$ 82,379		$ 47,405		$ 64,248

[1]	Amortized cost $6,341
[2]	Amortized cost $7,903
[3]	Amortized cost $47,170
[4]	See notes
[5]	Net of tax expense $158
[6]	Net of tax expense $248
[7]	Net of tax expense $1,467